UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06240

Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Quality Municipal Fund, Inc. (NQS)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.0% (98.6% of Total Investments)

	MUNICIPAL BONDS – 144.0% (98.6% of Total Investments)

	Alaska – 0.2% (0.1% of Total Investments)
$ 1,160	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	10/16 at 100.00	Ba1	$ 1,178,572
	Series 2006A, 4.625%, 6/01/23
	Arizona – 2.4% (1.6% of Total Investments)
2,300	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series	7/18 at 100.00	AA–	2,476,548
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	A3	1,126,750
	Company, Series 2010A, 5.250%, 10/01/40
8,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	10,301,040
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
11,300	Total Arizona			13,904,338
	California – 9.9% (6.8% of Total Investments)
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	5,987,650
	2013S-4, 5.000%, 4/01/38
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	AA–	2,217,007
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	AA–	2,528,611
2,820	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	10/16 at 100.00	B–	2,820,733
	Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
5,285	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA– (4)	5,361,210
	5.250%, 11/15/46 (Pre-refunded 11/15/16)
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	983,004
	2013I, 5.000%, 11/01/38
2,500	California State, General Obligation Bonds, Refunding Various Purpose Series 2012,	No Opt. Call	AA–	2,510,350
	5.000%, 9/01/16
1,500	California State, General Obligation Bonds, Various Purpose Series 2006, 4.500%, 10/01/29	10/16 at 100.00	AA–	1,510,365
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,702,179
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA–	628,380
	Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	2,519,575
	Bonds, Series 2007A-1, 5.000%, 6/01/33
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	AA–	681,413
	Series 2001B, 0.000%, 8/01/31 – NPFG Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,020,730
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA (4)	2,008,380
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 (Pre-refunded 9/01/16) – AGM Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	2,632,494
	6.750%, 11/01/39
1,365	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	AA–	1,252,374
	of 2004, Series 2007A, 0.000%, 8/01/21 – NPFG Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+ (4)	2,133,040
	(Pre-refunded 2/01/18)
6,195	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/17 at 100.00	AA (4)	6,479,598
	Series 2007B, 5.000%, 8/01/37 – AGM Insured (Pre-refunded 8/01/17) (UB) (6)
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA– (4)	4,115,760
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	AA–	4,157,900
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured
6,660	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	2,015,849
	Series 2015, 0.000%, 8/01/43
2,460	Santee School District, County, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	AA	1,451,867
	Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/17 at 45.45	Aa2 (4)	1,354,710
	2007B, 0.000%, 8/01/33 (Pre-refunded 8/01/17) – AMBAC Insured
70,395	Total California			58,073,179
	Colorado – 9.1% (6.2% of Total Investments)
3,915	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/26 at 100.00	A	3,920,129
	County School District 6 – Frontier Academy, Refunding & Improvement Series 2016,
	3.250%, 6/01/46
3,435	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A–	3,855,238
	Series 2009A, 5.500%, 7/01/34
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,254,121
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	5,572,750
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,547,805
	Association, Series 2007, 5.250%, 5/15/42
1,975	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	1,986,021
	Senior Lien Series 2006, 4.625%, 12/01/30 – SYNCORA GTY Insured
4,030	Denver School District 1, Colorado, General Obligation Bonds, Series 2012B, 4.000%, 12/01/16	No Opt. Call	AA+	4,079,247
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	AA–	1,218,119
9,615	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	AA–	7,771,997
13,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/34 –	9/20 at 45.40	AA–	5,149,690
	NPFG Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	AA (4)	5,323,600
	5.350%, 12/01/37 (Pre-refunded 12/01/17) – RAAI Insured
5,000	Metropolitan Wastewater Reclamation District, Colorado, Sewer Revenue Bonds, Series 2012A,	No Opt. Call	AAA	5,153,550
	5.000%, 4/01/17
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	BBB+	2,960,425
3,115	6.000%, 1/15/34	7/20 at 100.00	BBB+	3,621,437
60,655	Total Colorado			53,414,129
	District of Columbia – 2.2% (1.5% of Total Investments)
5,750	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	7,135,865
	Series 2001, 6.500%, 5/15/33
5,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/19 – NPFG Insured	No Opt. Call	Aa1	5,741,000
10,750	Total District of Columbia			12,876,865
	Florida – 7.4% (5.0% of Total Investments)
3,000	Broward County, Florida, Professional Sports Facilities Tax and Revenue Bonds, Broward County	No Opt. Call	AA	3,011,190
	Civic Arena Project, Refunding Series 2006A, 5.000%, 9/01/28 – AMBAC Insured
3,175	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	No Opt. Call	AA	3,660,235
	2010B, 5.000%, 7/01/40
2,500	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Refunding	No Opt. Call	AA–	2,807,475
	Series 2009C, 5.000%, 10/01/34
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	2,718,161
	Subordinate Lien Series 2015B, 5.000%, 10/01/40
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,205,870
	Series 2014B, 5.000%, 10/01/37
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009B,	10/19 at 100.00	A	4,567,680
	5.500%, 10/01/36
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	4,627,280
	5.000%, 10/01/28
2,050	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	7/22 at 100.00	AA	2,418,201
	5.000%, 7/01/42 – AGM Insured
2,245	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc.,	10/26 at 100.00	A	2,433,311
	Series 2016B, 4.000%, 10/01/45
9,250	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	9,603,165
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
3,200	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2006, 5.000%, 10/01/36	10/16 at 100.00	AA+ (4)	3,225,088
	(Pre-refunded 10/01/16) – BHAC Insured
2,500	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	No Opt. Call	AA–	2,854,900
	South Florida, Tender Option Bond Trust 11151, 17.196%, 2/13/17 (IF)
39,210	Total Florida			43,132,556
	Georgia – 1.6% (1.1% of Total Investments)
3,065	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/31	5/25 at 100.00	AA–	3,805,627
2,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A,	10/16 at 100.00	N/R	2,003,340
	5.000%, 2/01/30 – SYNCORA GTY Insured
3,035	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA	3,348,333
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
8,100	Total Georgia			9,157,300
	Illinois – 20.2% (13.8% of Total Investments)
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B+	1,354,973
	2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
7,130	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	AA–	5,058,949
4,235	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA–	2,181,279
1,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	1,730,130
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
29,600	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/38 –	No Opt. Call	AA–	11,687,854
	FGIC Insured
3,880	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	10/16 at 100.00	AA	3,893,308
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA+	1,716,690
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,144,560
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series	2/18 at 100.00	A	1,059,790
	2008A, 5.500%, 2/01/40 – AMBAC Insured
2,875	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	3,046,465
	5.625%, 1/01/37
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,794,905
	5.000%, 3/15/26
6,140	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series	7/26 at 100.00	A+	6,616,955
	2016A, 4.000%, 7/01/38
1,925	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%,	11/17 at 100.00	A (4)	2,053,860
	11/15/37 (Pre-refunded 11/15/17)
10,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	11,089,700
	5.125%, 5/15/35
1,250	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%,	2/27 at 100.00	BBB	1,428,300
	2/15/36 (WI/DD, Settling 8/16/16)
2,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/25 at 100.00	A+	2,372,520
	Series 2015B, 5.000%, 11/15/39
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (4)	4,169,298
	8/01/37 (Pre-refunded 8/01/17)
5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	5,321,300
	Refunding Series 2008A, 5.500%, 8/15/30
495	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	572,695
	Refunding Series 2015C, 5.000%, 8/15/44
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,870,075
	2011C, 5.500%, 8/15/41 (UB) (6)
4,170	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	4,726,278
	5.000%, 10/01/51
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	8/16 at 100.00	Aa1	2,010,080
	5.950%, 2/20/36
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	1,618,660
	5.000%, 1/01/38
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aa2	7,770,420
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB	5,880,550
	Series 2015A, 5.500%, 6/15/53
2,685	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB	2,841,750
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,765	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	5,461,993
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AA–	519,915
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AA–	1,432,697
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	2,476,980
	6.250%, 10/01/38
12,775	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2 (4)	11,320,692
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured (ETM)
140,920	Total Illinois			118,223,621
	Indiana – 2.6% (1.8% of Total Investments)
4,080	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA	4,923,826
	Refunding 2015A, 5.000%, 12/01/40
230	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB–	256,933
	Series 2014, 5.250%, 9/01/40 (Alternative Minimum Tax)
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	3,197,453
	2011B, 5.000%, 10/01/41
2,225	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3 (4)	2,407,361
	Francis Health Services Inc., Series 2006E, 5.250%, 5/15/41 (Pre-refunded 5/01/18) –
	AGM Insured
970	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A+	993,232
	Indiana, Series 2007, 5.500%, 3/01/37
1,030	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	1,059,530
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
2,225	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (4)	2,266,741
	(Pre-refunded 1/01/17) – NPFG Insured
13,510	Total Indiana			15,105,076
	Iowa – 1.9% (1.3% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
1,850	5.000%, 12/01/19	No Opt. Call	B+	1,924,333
5,645	5.500%, 12/01/22	12/18 at 100.00	B+	5,875,372
3,100	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	10/16 at 100.00	B+	3,108,153
	5.625%, 6/01/46
10,595	Total Iowa			10,907,858
	Kansas – 0.5% (0.3% of Total Investments)
2,755	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	2,770,400
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 1.2% (0.8% of Total Investments)
5,510	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	6,134,008
	System Obligated Group, Series 2011, 5.250%, 8/15/46
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,077,170
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
6,510	Total Kentucky			7,211,178
	Louisiana – 1.6% (1.1% of Total Investments)
3,950	Louisiana Public Facilities Authority, Revenue Bonds, Nineteenth Judicial District Court	6/17 at 100.00	AA– (4)	4,116,295
	Building Project, Series 2007, 5.500%, 6/01/41 (Pre-refunded 6/01/17) – NPFG Insured
3,625	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A–	3,739,695
	Series 2007A, 5.375%, 5/15/43
1,375	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	1,428,460
	Series 2007A, 5.375%, 5/15/43 (Pre-refunded 5/15/17)
8,950	Total Louisiana			9,284,450
	Maine – 0.9% (0.6% of Total Investments)
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical
	Center Obligated Group Issue, Series 2016A:
2,250	4.000%, 7/01/41	7/26 at 100.00	BBB	2,342,610
1,380	4.000%, 7/01/46	7/26 at 100.00	BBB	1,430,936
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical
	Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	1,147,210
210	6.750%, 7/01/41	7/21 at 100.00	BBB–	240,608
4,840	Total Maine			5,161,364
	Maryland – 0.4% (0.3% of Total Investments)
2,100	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement,	No Opt. Call	AAA	2,164,344
	Series 2012, 5.000%, 4/01/17
	Massachusetts – 2.1% (1.5% of Total Investments)
4,410	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	4,992,429
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/32
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (4)	543,525
	Series 2008E-1 &2, 5.125%, 7/01/38 (Pre-refunded 7/01/18)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,566,179
	University Issue, Series 2009A, 5.750%, 7/01/39
3,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	4,349,997
	2013A, 5.000%, 5/15/43
10,860	Total Massachusetts			12,452,130
	Michigan – 5.0% (3.4% of Total Investments)
2,435	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,611,148
	7/01/36 – BHAC Insured
2,020	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A–	2,270,743
2,235	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2001C,	7/18 at 100.00	AA+	2,363,781
	4.750%, 7/01/29 – BHAC Insured
2,690	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA	3,202,499
	Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/32 –
	AGM Insured
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA–	1,161,490
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 –
	NPFG Insured
2,500	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA	2,949,050
	5.000%, 12/01/31
1,640	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	10/16 at 100.00	AAA	1,674,686
	5.000%, 7/01/22
4,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	No Opt. Call	AAA	4,032,080
	5.000%, 10/01/16
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I,	10/25 at 100.00	Aa2	6,281,250
	5.000%, 4/15/28
995	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/21 –	10/16 at 79.00	Aa2	784,697
	NPFG Insured
1,115	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/21	10/16 at 79.00	Aa2 (4)	880,014
	(Pre-refunded 10/15/16) – NPFG Insured
950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A	1,124,962
	Airport, Series 2015D, 5.000%, 12/01/40
26,580	Total Michigan			29,336,400
	Minnesota – 0.7% (0.5% of Total Investments)
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	4,419,845
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
	Missouri – 2.7% (1.9% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	969,673
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	3,650,750
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
5,545	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	6,403,921
	CoxHealth, Series 2013A, 5.000%, 11/15/48
1,395	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	1,414,209
3,605	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31	12/16 at 100.00	AA– (4)	3,666,754
	(Pre-refunded 12/15/16)
16,435	Total Missouri			16,105,307
	Nebraska – 1.9% (1.3% of Total Investments)
1,635	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	1,766,830
	Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36
2,860	Nebraska Public Power District, General Revenue Bonds, Refunding Series 2007B, 4.650%, 1/01/32	7/17 at 100.00	AA (4)	2,968,937
	(Pre-refunded 7/01/17) – AGM Insured
6,100	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	A2	6,215,839
	5.000%, 2/01/35 – AMBAC Insured
10,595	Total Nebraska			10,951,606
	Nevada – 4.8% (3.3% of Total Investments)
5,210	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA	5,861,146
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
4,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	Aa1	4,934,640
	5.000%, 6/01/32
2,280	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	AA–	2,284,537
	5.000%, 10/01/25 – NPFG Insured
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	10/16 at 100.00	AA–	4,987,150
10,000	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007, 5.250%,	7/17 at 100.00	AA+	10,366,500
	7/01/31 – BHAC Insured (UB) (6)
26,490	Total Nevada			28,433,973
	New Hampshire – 1.0% (0.7% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,657,950
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 6.5% (4.5% of Total Investments)
1,965	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	2,298,775
	Replacement Project, Series 2013, 5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)
3,270	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	No Opt. Call	AA–	4,119,579
	2005N-1, 5.500%, 9/01/27 – FGIC Insured
16,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 39.39	A–	6,534,257
	Care System, Refunding Series 2006B, 0.000%, 7/01/35
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	5,543,300
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	10,603,600
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	No Opt. Call	A–	2,163,200
	5.000%, 6/15/42
3,710	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A,	No Opt. Call	A–	4,060,929
	5.000%, 6/15/42
815	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	929,002
	5.250%, 6/15/33
2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	1,978,820
	Series 2007-1A, 5.000%, 6/01/41
60,600	Total New Jersey			38,231,462
	New York – 6.2% (4.2% of Total Investments)
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA–	5,200,796
	College, Series 2007, 5.000%, 7/01/46
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,304,020
	2011A, 5.250%, 2/15/47
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
2,000	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,045,420
3,525	4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	3,594,830
2,925	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A,	4/19 at 100.00	A– (4)	3,298,113
	5.500%, 4/01/24 (Pre-refunded 4/01/19)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	3,043,350
	Series 2012F, 5.000%, 11/15/26
240	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R (4)	240,094
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum
	Tax) (ETM)
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,903,660
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,350	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	2,845,780
	Center Project, Series 2011, 5.750%, 11/15/51
1,435	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB	1,597,098
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/26 (Mandatory put 8/01/21) (Alternative Minimum Tax)
2,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	2,087,780
	Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/46 (Alternative Minimum Tax)
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA (4)	3,139,230
	Eighth Series 2007, 5.000%, 8/15/33 (Pre-refunded 8/15/17) – AGM Insured
32,980	Total New York			36,300,171
	North Carolina – 2.3% (1.6% of Total Investments)
3,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,133,380
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,	10/22 at 100.00	A+	5,941,050
	Refunding Series 2012A, 5.000%, 10/01/27
2,375	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	2,402,051
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,096,137
	5.750%, 1/01/39 – AGC Insured
12,275	Total North Carolina			13,572,618
	North Dakota – 0.4% (0.2% of Total Investments)
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	2,111,344
	Group, Series 2012, 5.000%, 12/01/32
	Ohio – 8.5% (5.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,335	5.375%, 6/01/24	6/17 at 100.00	B–	3,298,048
875	5.125%, 6/01/24	6/17 at 100.00	B–	864,229
2,700	5.875%, 6/01/30	6/17 at 100.00	B–	2,700,270
2,755	5.750%, 6/01/34	6/17 at 100.00	B–	2,742,603
7,995	5.875%, 6/01/47	6/17 at 100.00	B–	7,990,843
18,300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	18,696,738
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	2,119,821
	2011A, 6.000%, 11/15/41
3,750	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	A	3,946,950
	System Inc., Tender Option Bond Trust 2015-XF2176. Formerly Tender Option Bond Trust 2812,
	14.104%, 1/15/46 – AMBAC Insured (IF)
3,060	Ohio State, General Obligation Bonds, Higher Education, Series 2015C, 2.000%, 11/01/16	No Opt. Call	AA+	3,073,036
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,274,747
	2013A-1, 5.000%, 2/15/48
48,185	Total Ohio			49,707,285
	Oklahoma – 0.5% (0.4% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,210,930
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,832,584
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
2,675	Total Oklahoma			3,043,514
	Pennsylvania – 4.6% (3.2% of Total Investments)
160	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA (4)	176,285
	12/01/43 (Pre-refunded 12/01/18) – AGM Insured
255	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA	277,759
	12/01/43 – AGM Insured
835	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA (4)	919,986
	12/01/43 (Pre-refunded 12/01/18) – AGM Insured
4,750	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	4,763,633
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB) (6)
8,550	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	10,813,356
	0.000%, 12/01/38 (5)
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%,	6/26 at 100.00	AA	6,729,950
	6/01/33 – AGM Insured
3,000	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Series	8/25 at 100.00	AA	3,553,320
	2016, 5.000%, 8/15/42 (WI/DD, Settling 8/15/16) – BAM Insured
22,550	Total Pennsylvania			27,234,289
	Puerto Rico – 0.5% (0.4% of Total Investments)
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,	7/17 at 100.00	Caa3	803,008
	Refunding Series 2002D, 5.450%, 7/01/31 – AMBAC Insured
23,890	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Caa3	2,356,032
	8/01/54 – AMBAC Insured
24,690	Total Puerto Rico			3,159,040
	Rhode Island – 0.3% (0.2% of Total Investments)
1,550	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/26 at 100.00	BBB+	1,829,977
	Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/34 (WI/DD, Settling 8/11/16)
	South Carolina – 3.8% (2.6% of Total Investments)
2,500	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A,	2/21 at 100.00	Aa1	2,885,325
	5.000%, 2/01/41
21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	14,701,290
	0.000%, 1/01/30 – AMBAC Insured
4,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	AA–	4,681,280
	Improvement Series 2015A, 5.000%, 12/01/55
28,065	Total South Carolina			22,267,895
	South Dakota – 0.2% (0.1% of Total Investments)
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	1,081,590
	Series 2015, 5.000%, 11/01/45
	Tennessee – 1.0% (0.7% of Total Investments)
1,595	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A–	1,833,819
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,582,125
	Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38
215	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	7/26 at 100.00	A3	258,720
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46
4,935	Total Tennessee			5,674,664
	Texas – 22.4% (15.4% of Total Investments)
2,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	10/16 at 100.00	C	35,786
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (7)
1,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	1,151,450
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%,	1/21 at 100.00	BBB+ (4)	1,221,830
	1/01/41 (Pre-refunded 1/01/21)
315	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	372,919
	5.000%, 1/01/45
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	4,546,480
	5.000%, 11/01/42 (Alternative Minimum Tax)
9,120	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	10,673,501
	Series 2013B, 5.000%, 4/01/53
1,895	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	2,068,809
	Methodist Hospital System, Series 2015, 4.000%, 12/01/45
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,144,724
	NPFG Insured
6,500	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 46.45	AA	1,796,145
	Senior Lien Series 2014A, 0.000%, 11/15/47 – AGM Insured
7,570	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	AA–	4,479,623
	0.000%, 11/15/31 – NPFG Insured
3,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%,	7/17 at 100.00	AA–	3,119,790
	7/01/25 – NPFG Insured
3,500	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A,	No Opt. Call	AA	4,112,605
	5.250%, 11/15/30
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	AA	2,566,428
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA	3,189,310
8,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	8,972,800
	Bonds, Refunding Series 2015A, 4.000%, 8/15/37
9,040	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A1	11,527,535
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
5,000	Midland Independent School District, Midland County, Texas, General Obligation Bonds, School	2/17 at 100.00	AAA	5,123,200
	Building Series 2007, 5.000%, 2/15/32 (Pre-refunded 2/15/17)
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%,	9/21 at 100.00	AA+	2,391,960
	9/01/41 (UB) (6)
7,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	A1	9,270,800
	Series 2008I, 6.500%, 1/01/43
4,105	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A1	4,816,684
	5.000%, 1/01/40
1,380	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2016A,	1/24 at 100.00	A1	1,690,886
	5.000%, 1/01/27
5,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	6,626,345
	5.000%, 1/01/33
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA	4,807,950
	Tender Option Bond Trust 2016-XF0389, 8.741%, 11/15/47 (IF) (6)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
215	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	254,855
2,675	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	3,176,723
665	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	728,740
	Bonds, Scott & White Healthcare Project, Series 2016A, 4.000%, 11/15/42
5,910	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	7,052,403
	2012, 5.000%, 12/15/23
3,200	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AAA	3,291,584
	4.750%, 4/01/29 (Pre-refunded 4/01/17)
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust	8/19 at 100.00	AAA	4,550,474
	2015-XF0075, 12.787%, 2/01/30 (IF)
4,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,161,127
	Refunding Series 2012A, 5.000%, 8/15/41
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	5,834,350
	Refunding Series 2015C, 5.000%, 8/15/37
3,000	Wichita Falls Independent School District, Wichita County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	3,068,640
	Series 2007, 5.000%, 2/01/23 (Pre-refunded 2/01/17)
750	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	10/16 at 100.00	CC	752,528
	Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative
	Minimum Tax)
126,040	Total Texas			131,578,984
	Virginia – 2.4% (1.6% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,552,665
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A2	1,058,283
	System Obligated Group, Series 2013, 5.000%, 11/01/30
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	6,797,850
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
2,470	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	2,958,121
1,260	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,462,331
11,130	Total Virginia			13,829,250
	Washington – 2.2% (1.5% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,198,988
	Services Project, Series 2009, 5.500%, 6/01/39 (UB) (6)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (4)	2,305,760
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (4)	2,669,675
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
1,935	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	2,026,622
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
2,000	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Refunding Series	No Opt. Call	AA+	2,038,940
	2009R-2010C, 5.000%, 1/01/17
12,185	Total Washington			13,239,985
	West Virginia – 0.6% (0.4% of Total Investments)
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	3,584,280
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 1.3% (0.9% of Total Investments)
4,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	5/26 at 100.00	AA+	4,641,333
	Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/46
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Monroe Clinic Inc.,	8/25 at 100.00	A3	3,237,000
	Refunding Series 2016, 4.000%, 2/15/38 (WI/DD, Settling 8/04/16)
7,225	Total Wisconsin			7,878,333
$ 892,235	Total Municipal Bonds (cost $748,139,325)			844,247,122

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 44	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	5.500%	7/15/19	N/R	$ 13,216
12	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	5.500%	7/15/55	N/R	3,515
$ 56	Total Corporate Bonds (cost $4,997)				16,731
	Total Long-Term Investments (cost $748,144,322)				844,263,853

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.0% (1.4% of Total Investments)

	MUNICIPAL BONDS – 2.0% (1.4% of Total Investments)

	New York – 1.7% (1.2% of Total Investments)
$ 10,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Variable Rate	10/16 at 100.00	A-1	$ 10,000,000
	Demand Obligation, Series 2005B-2, 0.350%, 1/01/32 (10)
	Pennsylvania – 0.3% (0.2% of Total Investments)
1,665	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	A-2	1,665,000
	Republic Services Inc. Project, Refunding Series 2010A, Variable Rate Demand Obligation,
	0.750%, 4/01/19 (Mandatory put 10/03/16) (Alternative Minimum Tax) (10)
$ 11,665	Total Short-Term Investments (cost $11,665,000)			11,665,000
	Total Investments (cost $759,809,322) – 146.0%			855,928,853
	Floating Rate Obligations – (3.7)%			(21,705,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (45.6)% (11)			(267,500,000)
	Other Assets Less Liabilities – 3.3%			19,274,096
	Net Assets Applicable to Common Shares – 100%			$ 585,997,949

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$844,247,122	$ —	$844,247,122
Corporate Bonds	—	—	16,731	16,731
Short-Term Investments:
Municipal Bonds	—	11,665,000	—	11,665,000
Total	$ —	$855,912,122	$16,731	$855,928,853

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing difference in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $736,107,694.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$100,404,325
Depreciation	(2,288,175)
Net unrealized appreciation (depreciation) of investments	$ 98,116,150

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(10)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 31.3%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of Investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016